DBX ETF Trust | 1
Schedule of Investments
Xtrackers US National Critical Technologies ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 15.2%
Alphabet, Inc., Class A
17,466 5,445,200
AT&T, Inc.
42,503 1,190,509
Autotrader Group PLC, 144A
11,259 74,611
BCE, Inc.
5,741 150,907
BT Group PLC
32,831 95,695
CAR Group Ltd.
4,084 77,185
Charter Communications, Inc.,
Class A *
521 122,242
Comcast Corp., Class A
21,817 675,454
Electronic Arts, Inc.
1,343 269,366
Embracer Group AB, Class B *
15,286 89,809
Meta Platforms, Inc., Class A
8,659 5,612,591
Pinterest, Inc., Class A *
3,624 62,079
Quebecor, Inc., Class B
2,316 95,792
Rightmove PLC
12,256 73,721
ROBLOX Corp., Class A *
3,657 251,090
Rogers Communications, Inc.,
Class B
2,207 88,096
Spark New Zealand Ltd.
63,121 86,357
Take-Two Interactive Software,
Inc. *
1,027 217,190
Telstra Group Ltd.
67,084 247,642
TELUS Corp.
9,499 130,243
T-Mobile US, Inc.
2,914 632,600
TPG Telecom Ltd.
30,434 85,454
Trade Desk, Inc., Class A *
2,573 61,289
Verizon Communications, Inc.
25,296 1,268,341
Warner Bros Discovery, Inc. *
14,213 400,380
(Cost $15,626,340)
17,503,843
Consumer Discretionary
— 5.3%
Amazon.com, Inc. *
24,414 5,126,940
Expedia Group, Inc.
698 150,552
Ford Motor Co.
23,404 329,762
General Motors Co.
5,589 439,910
(Cost $6,036,966)
6,047,164
Energy — 6.8%
Ampol Ltd.
4,121 82,731
Chevron Corp.
12,042 2,248,964
Exxon Mobil Corp.
25,295 3,857,487
Imperial Oil Ltd.
979 114,528
Marathon Petroleum Corp.
1,795 355,787
Phillips 66
2,423 373,942
Suncor Energy, Inc.
7,371 416,421
Valero Energy Corp.
1,802 368,761
(Cost $6,010,236)
7,818,621
Financials — 0.5%
Block, Inc. *
3,251 207,089
Number
of Shares Value $
Fidelity National Information
Services, Inc.
3,156 160,830
Global Payments, Inc.
1,646 125,853
Wise PLC, Class A *
6,638 76,795
(Cost $708,101)
570,567
Health Care — 16.1%
Abbott Laboratories
10,356 1,204,921
AbbVie, Inc.
10,634 2,467,939
Agilent Technologies, Inc.
1,672 202,947
Alnylam Pharmaceuticals, Inc. *
777 258,679
Amgen, Inc.
3,227 1,252,592
Astellas Pharma, Inc.
10,700 178,293
Biogen, Inc. *
869 166,692
Boston Scientific Corp. *
8,892 683,350
Bristol-Myers Squibb Co.
12,171 759,105
CSL Ltd.
2,909 304,248
Danaher Corp.
3,861 813,281
Dexcom, Inc. *
2,272 166,833
GE HealthCare Technologies,
Inc.
2,650 223,315
Gilead Sciences, Inc.
7,496 1,116,529
GSK PLC
23,586 697,942
Haleon PLC
51,194 279,234
Hikma Pharmaceuticals PLC
3,619 63,934
ICON PLC *
437 47,257
IDEXX Laboratories, Inc. *
472 309,976
Intuitive Surgical, Inc. *
2,118 1,066,434
IQVIA Holdings, Inc. *
990 177,022
Labcorp Holdings, Inc.
493 142,536
Medtronic PLC
7,713 753,252
Mettler-Toledo International,
Inc. *
127 173,570
Pfizer, Inc.
34,136 943,860
Pro Medicus Ltd.
673 62,350
Quest Diagnostics, Inc.
689 146,006
Regeneron Pharmaceuticals, Inc.
606 473,692
ResMed, Inc.
865 221,665
Royalty Pharma PLC, Class A
2,052 94,823
Takeda Pharmaceutical Co. Ltd.
9,600 357,806
Teva Pharmaceutical Industries
Ltd. *
6,996 236,744
Thermo Fisher Scientific, Inc.
2,255 1,175,103
Veeva Systems, Inc., Class A *
884 160,897
Vertex Pharmaceuticals, Inc. *
1,519 754,685
Waters Corp. *
370 118,171
Zoetis, Inc.
2,639 345,973
(Cost $17,316,962)
18,601,656
Industrials — 15.4%
AMETEK, Inc.
1,371 327,971
Atlas Arteria Ltd. (a)
24,797 84,824
Auckland International Airport
Ltd.
16,910 92,945

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Automatic Data Processing, Inc.
2,416 517,894
BAE Systems PLC
17,699 502,560
Boeing Co. *
4,701 1,069,619
Bombardier, Inc., Class B *
516 106,650
Broadridge Financial Solutions,
Inc.
718 133,455
CAE, Inc. *
2,570 76,223
Carrier Global Corp.
4,795 308,798
Dover Corp.
853 192,351
Eaton Corp. PLC
2,320 872,134
Emerson Electric Co.
3,350 505,012
Experian PLC
5,594 209,531
Ferrovial SE
2,809 209,476
Fortive Corp.
1,901 112,539
GE Vernova, Inc.
1,631 1,424,842
General Dynamics Corp.
1,620 578,421
Honeywell International, Inc.
3,824 931,488
Howmet Aerospace, Inc.
2,386 626,397
Illinois Tool Works, Inc.
1,729 502,499
Ingersoll Rand, Inc.
2,381 224,147
Johnson Controls International
PLC
3,657 527,705
L3Harris Technologies, Inc.
1,117 407,191
Leidos Holdings, Inc.
749 131,150
Lockheed Martin Corp.
1,380 908,150
Mainfreight Ltd.
2,064 79,698
Melrose Industries PLC
9,850 74,928
Northrop Grumman Corp.
848 614,274
PACCAR, Inc.
3,079 388,231
Parker-Hannifin Corp.
755 761,931
Rockwell Automation, Inc.
664 270,547
Rolls-Royce Holdings PLC
48,964 877,839
RTX Corp.
8,069 1,634,941
Smiths Group PLC
2,381 87,903
SS&C Technologies Holdings,
Inc.
1,273 95,844
Thomson Reuters Corp.
828 79,731
TransDigm Group, Inc.
335 436,435
Transurban Group (a)
18,295 186,964
Vertiv Holdings Co., Class A
2,274 579,620
(Cost $13,131,657)
17,752,858
Information Technology
— 31.1%
Adobe, Inc. *
2,456 644,479
Amdocs Ltd.
979 68,334
Analog Devices, Inc.
2,927 1,041,397
AppLovin Corp., Class A *
1,345 584,766
Arista Networks, Inc. *
6,277 837,979
Atlassian Corp., Class A *
1,012 76,032
Autodesk, Inc. *
1,265 311,026
Cadence Design Systems, Inc. *
1,623 489,172
Capgemini SE
998 126,023
Number
of Shares Value $
Celestica, Inc. *
686 190,522
Cellebrite DI Ltd. *
5,200 69,368
CGI, Inc.
1,129 82,582
Check Point Software
Technologies Ltd. *
492 74,818
Circle Internet Group, Inc. *
1,137 94,871
Cisco Systems, Inc.
23,646 1,878,911
Cloudflare, Inc., Class A *
1,861 320,446
Cognizant Technology Solutions
Corp., Class A
2,909 187,427
Constellation Software, Inc.
121 223,632
CoreWeave, Inc., Class A *
1,921 152,835
Corning, Inc.
4,708 707,989
Crowdstrike Holdings, Inc., Class
A *
1,461 543,463
Datadog, Inc., Class A *
1,879 210,373
Dell Technologies, Inc., Class C
1,881 278,538
Fair Isaac Corp. *
134 188,854
Fortinet, Inc. *
3,689 291,542
Gen Digital, Inc.
3,212 72,495
GLOBALFOUNDRIES, Inc. *
1,898 90,250
Halma PLC
2,177 122,460
Hewlett Packard Enterprise Co.
7,999 171,739
HubSpot, Inc. *
294 77,766
International Business Machines
Corp.
5,619 1,349,740
Intuit, Inc.
1,641 671,218
IREN Ltd. * (b)
1,772 72,563
Keysight Technologies, Inc. *
1,022 314,091
KLA Corp.
786 1,198,296
Lam Research Corp.
7,530 1,761,192
Microchip Technology, Inc.
3,233 241,311
Microsoft Corp.
12,378 4,861,336
Monday.com Ltd. *
647 46,998
MongoDB, Inc. *
482 158,323
Motorola Solutions, Inc.
1,009 486,600
Nice Ltd. *
537 60,802
Nice Ltd., ADR * (b)
169 19,646
NVIDIA Corp.
31,222 5,532,226
Open Text Corp.
2,903 71,923
Oracle Corp.
10,264 1,492,386
Palantir Technologies, Inc., Class
A *
13,124 1,800,482
Palo Alto Networks, Inc. *
4,809 716,156
Roper Technologies, Inc.
655 229,073
Sage Group PLC
5,931 65,530
Salesforce, Inc.
5,477 1,066,865
ServiceNow, Inc. *
6,245 674,522
Shopify, Inc., Class A *
7,314 883,086
Snowflake, Inc. *
1,973 332,273
Strategy, Inc. *
1,583 204,998
Synopsys, Inc. *
1,114 461,196
Technology One Ltd.
4,459 82,843

DBX ETF Trust | 3
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Trimble, Inc. *
1,421 95,022
VeriSign, Inc.
551 125,595
WiseTech Global Ltd.
1,962 66,471
Wix.com Ltd. *
933 65,739
Workday, Inc., Class A *
1,317 176,162
Xero Ltd. *
1,203 71,277
Zoom Communications, Inc. *
1,640 121,262
Zscaler, Inc. *
589 86,577
(Cost $35,414,012)
35,873,869
Materials — 2.9%
Air Products and Chemicals, Inc.
1,330 366,641
Antofagasta PLC
1,920 110,172
BHP Group Ltd.
28,654 1,192,749
Croda International PLC
2,225 92,554
First Quantum Minerals Ltd. *
4,075 122,024
Freeport-McMoRan, Inc.
8,551 582,152
Lundin Mining Corp.
4,166 132,752
Lynas Rare Earths Ltd. *
7,144 96,631
Northern Star Resources Ltd.
8,164 176,171
Orica Ltd.
4,704 81,863
Solstice Advanced Materials,
Inc.
1,367 107,323
South32 Ltd.
27,800 91,134
Teck Resources Ltd., Class B
2,796 164,232
(Cost $2,167,813)
3,316,398
Real Estate — 0.1%
CoStar Group, Inc. *
(Cost $198,737)
2,521 112,512
Utilities — 6.1%
American Electric Power Co.,
Inc.
3,181 425,681
Constellation Energy Corp.
1,890 623,473
Dominion Energy, Inc.
5,086 321,130
Edison International
2,328 173,995
Emera, Inc.
1,751 91,116
Energix-Renewable Energies Ltd.
13,224 84,354
Entergy Corp.
2,685 287,590
Exelon Corp.
6,016 297,612
FirstEnergy Corp.
3,499 179,009
Fortis, Inc.
2,927 168,407
Hydro One Ltd., 144A
2,118 91,034
Iberdrola SA
39,890 944,318
Mercury NZ Ltd.
22,049 84,543
Meridian Energy Ltd.
25,297 85,916
National Grid PLC
28,758 537,812
NextEra Energy, Inc.
12,538 1,175,688
PPL Corp.
4,562 177,827
Southern Co.
6,654 647,967
SSE PLC
7,086 256,175
Vistra Corp.
1,984 344,998
Number
of Shares Value $
(Cost $5,447,021)
6,998,645
TOTAL COMMON STOCKS
(Cost $102,057,845)
114,596,133
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Artificial Intelligence
And Big Data ETF (b)(c)
(Cost $119,059)
3,350 142,634
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(d)(e)
(Cost $132,200)
132,200 132,200
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.62% (d)
(Cost $212,083)
212,083 212,083
TOTAL INVESTMENTS — 99.9%
(Cost $102,521,187)
115,083,050
Other assets and liabilities,
net — 0.1%
136,571
NET ASSETS — 100.0%
115,219,621

4 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
At February 28, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Artificial Intelligence And Big Data ETF (b)(c)
129,944 129,779 (153,433) 19,039 17,305 950 — 3,350 142,634
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (d)(e)
— 132,200 (f) — — — 2,271 — 132,200 132,200
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.62% (d)
123,604 2,322,442 (2,233,963) — — 4,433 — 212,083 212,083
253,548 2,584,421 (2,387,396) 19,039 17,305 7,654 — 347,633 486,917
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $124,143, which is 0.1% of net assets.
(c)
Affiliated fund advised by DBX Advisors LLC.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 8 406,121 400,076 3/20/2026 (6,045)
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CRTC-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 114,596,133 $ — $ — $ 114,596,133
Exchange-Traded Funds
142,634 — — 142,634
Short-Term Investments (a)
344,283 — — 344,283
TOTAL
$ 115,083,050 $ — $ — $ 115,083,050
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (6,045) $ — $ — $ (6,045)
TOTAL
$ (6,045) $ — $ — $ (6,045)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.